RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Related Party Transactions 1		$ 490
Related Party Transactions 2		15,000
Related Party Transactions 3		36,297
Related Party Transactions 4		104,929
Related Party Transactions 5		69,732
Related Party Transactions 6		32,322
Related Party Transactions 7		2,875
Related Party Transactions 8		1,914
Related Party Transactions 1	201,900
Related Party Transactions 2	219,000
Related Party Transactions 3	39,897
Related Party Transactions 4	3,286
Related Party Transactions 5	65,378
Related Party Transactions 6	3,286
Related Party Transactions 7	36,878
Related Party Transactions 8	0
Related Party Transactions 9	12,000
Related Party Transactions 10	0
Related Party Transactions 11	16,500
Related Party Transactions 12	$ 46,682